Property, Plant, and Equipment - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease receivables	$ 335	$ 190	$ 48
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mine depreciation	$ 112	$ 92